Note 5 - Federal Income Tax Status (Details Textual) - EBP 94-2156203 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]
EBP, Tax Determination Letter, Date	Jun. 30, 2020